Leases - IFRS 16 Impact (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Weighted average discount rate		5.30%
Movement In Lease Liabilities [Roll Forward]
Balance	$ (18,358)	$ (22,536)
Additions	(14,979)	(7,761)
Disposals and other	713	517
Interest	(1,587)	(1,100)	$ (1,358)
Lease payments	11,590	11,285
Exchange differences	750	1,237
Balance	$ (21,871)	$ (18,358)	$ (22,536)